Maturity [Member] Expense Example - iShares iBonds Dec 2031 Term Treasury ETF - iShares iBonds Dec 2031 Term Treasury ETF	Oct. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 7
Expense Example, with Redemption, 3 Years	23
Expense Example, with Redemption, 5 Years	40
Maturity
Prospectus [Line Items]
Expense Example, with Redemption, 5 Years	$ 47